Restricted Net Assets (Details)	12 Months Ended
Dec. 31, 2024
Subsidiaries [Member] | Minimum [Member]
Restricted Net Assets [Line Items]
Tax, percentage	10.00%
Subsidiaries [Member] | Maximum [Member]
Restricted Net Assets [Line Items]
Tax, percentage	50.00%
VIEs [Member] | Minimum [Member]
Restricted Net Assets [Line Items]
Tax, percentage	10.00%
VIEs [Member] | Maximum [Member]
Restricted Net Assets [Line Items]
Tax, percentage	50.00%